Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Assets	$ 60,665	$ 60,146
Liabilities	(39,336)	(38,738)
BCE’s share of net assets	756	698
Revenues	22,883	23,793
Total net income (losses)	2,699	3,253
Joint ventures | Associates
Disclosure of associates [line items]
Assets	3,953	4,045
Liabilities	(2,448)	(2,689)
Total net assets	1,505	1,356
Revenues	1,359	2,398
Expenses	(1,351)	(2,545)
Total net income (losses)	8	(147)
BCE’s share of net income (losses)	$ 5	$ (72)